Stockholder's Equity - Authorized shares (Details)	6 Months Ended
Jun. 30, 2019 Vote $ / shares shares
Class of Stock [Line Items]
Preferred stock, shares authorized | shares	250,000,000
Preferred stock, par value | $ / shares	$ 0.00001
Number of votes per common stock | Vote	1
Class A common stock
Class of Stock [Line Items]
Common Stock, shares authorized | shares	1,000,000,000
Common stock, par value | $ / shares	$ 0.00001
Number of votes per common stock | Vote	1
Conversion ratio	1
Class B common stock
Class of Stock [Line Items]
Common Stock, shares authorized | shares	450,000,000
Common stock, par value | $ / shares	$ 0.00001
Number of votes per common stock | Vote	10
Class C common stock
Class of Stock [Line Items]
Common Stock, shares authorized | shares	350,000,000
Common stock, par value | $ / shares	$ 0.00001
Number of votes per common stock | Vote	1
Conversion ratio	1
Class D common stock
Class of Stock [Line Items]
Common Stock, shares authorized | shares	300,000,000
Common stock, par value | $ / shares	$ 0.00001
Number of votes per common stock | Vote	10
Tradeweb Markets LLC
Class of Stock [Line Items]
Threshold percentage of economic interest for conversion	10.00%
Cancellation ratio	1